Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended	18 Months Ended	24 Months Ended
	Aug. 08, 2023 [1]	Jan. 31, 2024	Jul. 31, 2024	Jan. 31, 2025	Jul. 31, 2025
LAFFER|TENGLER Equity Income ETF
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,252	$ 11,511	$ 12,628	$ 13,568
S&P 500® Index
Account Value [Line Items]
Accumulated Value	10,000	10,807	12,403	13,658	14,429
Russell 1000® Value Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,449	$ 11,699	$ 12,491	$ 12,727

[1]	Inception